Commitments and Contingencies (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 22, 2022	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2020
Commitments and Contingencies
Operating lease expense				$ 18,400	$ 18,500	$ 19,500
Operating lease commitments
Total				52,352
Less than One Year				14,170
One to Three Years				10,475
Three to Five Years				6,123
More than Five Years				21,584
Purchase commitments
Total				612,132
Less than One Year				526,404
One to Three Years				63,053
Three to Five Years				22,675
More than Five Years				0
Other commitments
Total				2,096,160
Less than One Year				69,570
One to Three Years				886,906
Three to Five Years				1,139,684
More than Five Years				0
Loans repaid				5,000		100,000
Unsecured senior notes | 2030 Senior Notes
Other commitments
Total				876,563
Less than One Year				25,313
One to Three Years				50,625
Three to Five Years				800,625
More than Five Years				0
Aggregate principal amount							$ 750,000
Interest rate (as a percent)							3.375%
Convertible notes | 2030 Convertible Notes
Other commitments
Total				352,671
Less than One Year				4,537
One to Three Years				9,075
Three to Five Years				339,059
More than Five Years				$ 0
Aggregate principal amount			$ 330,000			$ 330,000
Interest rate (as a percent)			1.375%			1.375%
Term and revolving facilities agreement
Other commitments
Loans repaid		$ 5,000	$ 100,000
Aggregate principal amount	$ 1,200,000
Margin rate	1.28%			1.28%
Term and revolving facilities agreement | 2027 Loans
Other commitments
Total				$ 866,926
Less than One Year				39,720
One to Three Years				827,206
Three to Five Years				0
More than Five Years				$ 0
Aggregate principal amount	$ 900,000